Other Income, Net - Summary of Other Income, Net (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Other Income and Expenses [Abstract]
Government grants		¥ 15,819		¥ 13,938	¥ 13,430
Merchant penalty income	[1]	12,383
Refund from depositary bank (Note 14(3))		12,096		1,303	315
Exchange (losses)/gains		5,574		(4,136)	(7,068)
Gains on disposal of property and equipment		1,468		666	772
Others		2,545		(299)	1,312
Total		¥ 49,885	$ 7,614	¥ 11,472	¥ 8,761

[1]	Merchant penalty income represents the penalties charged to the merchants that have quality and/or service issues based on the agreements with the merchants. The Company may use the penalty received from the merchants to settle the users’ complaints. The penalties are therefore recorded in other payables when received and recognized as other income when the Company considers the possibility of the penalty to be paid out is remote.